LORD ABBETT  Large-Cap Growth Fund


                    SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JANUARY 31, 2001



                               [GRAPHIC OMITTED]

                                                       A portfolio of large-cap
                                                       companies well positioned
                                                       to lead their industries

                                     [LOGO]

Report to Shareholders
For the Six Months Ended January 31, 2001

[PHOTO]
Robert S. Dow
Chairman

February 7, 2001

"Our stocks of  companies
operating  within the energy
and  financial  services
industries generally
benefited performance."

Lord Abbett Large-Cap Growth Fund completed the first six months of its fiscal year on January 31, 2001, with net assets exceeding $110 million. Below is an overview of some class-specific data for the period under review.

                                                             Six Months Ended January 31, 2001
----------------------------------------------------------------------------------------------
                         Class A        Class B         Class C        Class P        Class Y
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)    $ 8.75         $ 8.68          $ 8.68          $ 8.72        $ 8.73
Capital Gains            $ 0.02         $ 0.02          $ 0.02          $ 0.02        $ 0.02
Performance              -17.01%        -17.28%         -17.28%         -16.98%       -16.96%

The economy downshifted dramatically during the six-month period under review. Instead of growing at a 5% to 7% annual rate, as had been the case in late 1999 and early 2000, the economy slowed to a 1% to 2% pace. Between June 1999 and May 2000, the Federal Reserve Board (the Fed) boosted rates from 4.75% to 6.50% in an effort to slow the economy and pre-empt inflation. However, instead of the soft landing the Fed was seeking, the economy teetered close to a recession by the fourth quarter of 2000, as a record number of blue chip companies issued profit warnings.

By November and early December, a colder-than-normal winter exacerbated already high energy costs while the unresolved presidential election further weakened consumer confidence. The volatile stock market, recently a source of wealth powering spending, resulted in a poor holiday retail selling season. Investors responded by selling stocks, especially expensive growth companies. Because of the deteriorating environment, on January 3, 2001, the Fed provided a boost by cutting interest rates a half percentage point. It quickly followed up with another half point cut, which buoyed markets. Meanwhile, economic data in January suggested that a recovery might be imminent, even though most companies reported that they would not start to see much strength until at least the second half of 2001.

As a result, the Fund had a very good January, but it was not enough to overcome the weakness of the prior five months. Although negative, the Fund's performance for the six-month period ending January 31, 2001 (-17.0%) mirrored the Russell 1000(R) Growth Index (-17.0%).*

The Fund's strategy is to invest in stocks of large companies that demonstrate a clear and understandable business strategy, proven and visionary management capability, along with a history of recurring revenues and substantial earnings growth. Since we rigorously stick to our investment discipline, we did not shift into stocks of defensive sectors such as utilities, which might outperform in a difficult market.

Our stocks of companies operating within energy and financial services industries generally benefited performance. Oil-related stocks performed very well during most of the period until prices began to ease as the end of the cold winter approached. Meanwhile, financial services companies, particularly banks and mortgage-related concerns, performed well in a falling interest rate environment. The Fund's negative performers included some of

Report to Shareholders
For the Six Months Ended January 31, 2001


the portfolio's stocks issued by personal computer makers, semiconductor manufacturers, retailers and media companies, and in particular, stocks issued by those newspapers and broadcasters dependent upon advertising revenue. In addition, the Fund was underweighted in the stocks of pharmaceutical companies that benefited from the 2000 election results, a fact that also detracted somewhat from performance.
As we move further into 2001, we believe that the U.S. economy will avoid a recession and inflation will remain under control. Although a recent inflation report contained some red flags, and Federal Reserve Chairman Alan Greenspan made remarks suggesting that he might not aggressively reduce interest rates throughout 2001, we still believe that the overall trend for interest rates remains lower, which in turn should benefit stocks. Historically, the stock market has produced 14% to 20% returns within six months following a Federal Reserve Board interest-rate cut.
As a result, we expect to continue our emphasis on financial services companies, which typically benefit from a declining interest rate environment. In addition, we plan to strengthen our emphasis on technology and retailing, sectors of the market that tend to do well when the economy and the markets are rebounding.

RISK: The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Growth stocks may grow faster than other stocks and may be more volatile.

*The Russell Indices cited are unmanaged and are not available for direct investment. The Russell 1000(R)Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                       Schedule of Investments (unaudited)
                       January 31, 2001


                       Investments                   Shares             Value
-----------------------------------------------------------------------------
Common Stocks 100.05%
-----------------------------------------------------------------------------
Aerospace 0.42%        Boeing Co.                     8,000        $  468,000
-----------------------------------------------------------------------------
Auto Parts: Original
Equipment 0.16%        Eaton Corp.                    2,500           172,000
-----------------------------------------------------------------------------
Automotives 0.32%      General Motors Corp.           4,500           241,650
                       General Motors Corp.
                       Class H*                       4,000           111,920
                                                                 ------------
                       Total                                          353,570
-----------------------------------------------------------------------------
Banks: Money Center    J.P. Morgan Chase & Co.       13,000           714,870
1.12%                  The Bank of New York
                       Co., Inc.                      9,500           519,935
                                                                 ------------
                       Total                                        1,234,805
-----------------------------------------------------------------------------
Banks: Regional        Mellon Financial Corp.        21,500         1,001,900
1.75%                  Wells Fargo & Co.             18,000           927,180
                                                                 ------------
                       Total                                        1,929,080
-----------------------------------------------------------------------------
Beverages 0.67%        The Coca Cola Co.             12,750           739,500
-----------------------------------------------------------------------------
Biotechnology          Applera Corp. Celera
Research &             Genomics Group*                2,050           100,450
Production 0.70%       Biogen, Inc.*                  4,250           274,125
                       Genentech, Inc.*               5,250           311,063
                       Human Genome
                       Sciences, Inc.*                1,350            82,350
                                                                 ------------
                       Total                                          767,988
-----------------------------------------------------------------------------
Communications &
Media 2.65%            AOL Time Warner, Inc.*        55,500         2,917,080
-----------------------------------------------------------------------------
Communications         Brocade Communications
Technology 16.57%      Systems, Inc.*                11,750         1,061,172
                       CIENA Corp.*                  12,000         1,080,750
                       Cisco Systems, Inc.*         151,000         5,653,062
                       Comverse Technology, Inc.*     7,350           832,847
                       Corning, Inc.                 77,000         4,366,670
                       Corvis Corp.*                  1,545            33,411
                       JDS Uniphase Corp.*           22,500         1,233,281
                       Juniper Networks, Inc.*       10,750         1,146,891
                       Lucent Technologies, Inc.     18,500           344,100
                       Motorola, Inc.                16,500           376,365
                       Nortel Networks Corp.         18,500           707,255
                       QUALCOMM, Inc.*                6,250           525,391
                       Redback Networks, Inc.*        4,000           191,500
                       Sycamore Networks, Inc.*      11,000           387,750
                       TyCom Ltd.*                   11,000           311,300
                                                                 ------------
                       Total                                       18,251,745
-----------------------------------------------------------------------------
Computer Services      Amdocs Ltd.*                   3,000           234,930
Software & Systems     Ariba, Inc.*                   7,500           279,844
8.80%                  BEA Systems, Inc. ADR*         3,000           197,812
                       Cadence Design
                       Systems, Inc.*                 5,000           147,450
                       Ceridian Corp.*               10,000           184,600
                       Computer Associates
                       International, Inc.            1,000            36,010
                       Computer Sciences Corp.*       3,500           226,100
                       Microsoft Corp.*              69,500       $ 4,243,844
                       Oracle Corp.*                 88,000         2,563,000
                       Siebel Systems, Inc.*          8,650           573,603
                       VeriSign, Inc.*                5,000           367,500
                       VERITAS Software Corp.*        6,750           640,406
                                                                 ------------
                       Total                                        9,695,099
-----------------------------------------------------------------------------
Computer Technology    Compaq Computers Corp.        22,500           533,475
13.21%                 Dell Computer Corp.*          32,500           849,062
                       EMC Corp.*                    68,250         5,186,318
                       Emulex Corp.*                  6,000           558,000
                       Hewlett-Packard Co.           16,500           606,210
                       International Business
                       Machines Corp.                29,250         3,276,000
                       Network Appliance, Inc.*      10,750           576,469
                       Palm, Inc.*                   14,250           386,531
                       Sun Microsystems, Inc.*       84,500         2,582,531
                                                                 ------------
                       Total                                       14,554,596
-----------------------------------------------------------------------------
Consumer Electronics   DoubleClick, Inc.*            11,450           176,044
0.78%                  Exodus
                       Communications, Inc.*          4,500           119,812
                       Yahoo!, Inc.*                 15,000           559,688
                                                                 ------------
                       Total                                          855,544
-----------------------------------------------------------------------------
Diversified Financial  American Express Co.          12,250           576,975
Services 2.63%         American General Corp.         7,000           532,700
                       Citigroup, Inc.               14,500           811,565
                       Goldman Sachs Group, Inc.        500            56,875
                       Morgan Stanley
                       Dean Witter & Co.             10,850           919,538
                                                                 ------------
                       Total                                        2,897,653
-----------------------------------------------------------------------------
Drug & Grocery Store   Safeway, Inc.*                 3,175           160,877
Chains 0.33%           Walgreen Co.                   5,000           204,700
                                                                 ------------
                       Total                                          365,577
-----------------------------------------------------------------------------
Drugs &                American Home
Pharmaceuticals        Products Corp.                15,500           916,050
11.29%                 Amgen, Inc.*                  18,750         1,318,359
                       Bristol-Myers Squibb Co.       8,000           495,120
                       Eli Lilly & Co.               12,600           992,880
                       Johnson & Johnson              8,750           814,888
                       Merck & Co., Inc.             22,000         1,807,960
                       Pfizer, Inc.                 106,500         4,808,475
                       Pharmacia Corp.               20,000         1,120,400
                       Schering-Plough Corp.          3,250           163,800
                                                                 ------------
                       Total                                       12,437,932
-----------------------------------------------------------------------------
Electronics: Medical   Guidant Corp.*                   100             4,950
Systems 0.16%          Medtronic, Inc.                3,250           175,500
                                                                 ------------
                       Total                                          180,450
-----------------------------------------------------------------------------
Electronics:           Altera Corp.*                  1,850            55,962
Semiconductors/        Broadcom Corp.*                5,500           604,656
Components 6.52%       Conexant Systems, Inc.*        2,044            36,920
                       Intel Corp.                  122,000         4,514,000
                       PMC-Sierra, Inc.*              7,500           566,719


                       See Notes to Financial Statements.

                       January 31, 2001


                       Investments                   Shares             Value
-----------------------------------------------------------------------------
                       Rambus, Inc.*                  5,250        $  259,219
                       SDL, Inc.*                     1,750           353,063
                       Texas Instruments, Inc.       18,000           788,400
                                                                 ------------
                       Total                                        7,178,939
-----------------------------------------------------------------------------
Electronics:           Flextronics
Technology 1.34%       International Ltd.*           14,500           552,813
                       Jabil Circuit, Inc.*          10,000           385,000
                       Sanmina Corp.*                 4,250           206,656
                       Solectron Corp.*               8,300           330,755
                                                                 ------------
                       Total                                        1,475,224
-----------------------------------------------------------------------------
Energy Miscellaneous
0.65%                  Calpine Corp.*                18,000           718,380
-----------------------------------------------------------------------------
Entertainment 0.65%    The Walt Disney Co.            3,000            91,350
                       Viacom, Inc.*                 11,250           621,000
                                                                 ------------
                       Total                                          712,350
-----------------------------------------------------------------------------
Financial Data         Automatic Data
Processing Services    Processing, Inc.               1,750           104,755
& Systems 0.32%        First Data Corp.               4,000           243,240
                                                                 ------------
                       Total                                          347,995
-----------------------------------------------------------------------------
Financial Information
Services 0.41%         Dow Jones & Co., Inc.          7,500           454,875
-----------------------------------------------------------------------------
Financial              Federal Home Loan
Miscellaneous          Mortgage Corp.                 2,000           122,000
0.23%                  Federal National
                       Mortgage Association           1,750           129,815
                                                                 ------------
                       Total                                          251,815
-----------------------------------------------------------------------------
Food 0.15%             SYSCO Corp.                    6,000           161,520
-----------------------------------------------------------------------------
Health Care Facilities
0.63%                  HCA-The Healthcare Co.        18,500           692,085
-----------------------------------------------------------------------------
Health Care
Management Services
0.34%                  UnitedHealth Group, Inc.       6,700           377,947
-----------------------------------------------------------------------------
Insurance: Multi-Line  American International
1.45%                  Group, Inc.                   13,250         1,126,515
                       CIGNA Corp.                    4,250           472,388
                                                                 ------------
                       Total                                        1,598,903
-----------------------------------------------------------------------------
Insurance: Property-
Casualty 0.64%         ACE Ltd.                      19,000           703,000
-----------------------------------------------------------------------------
Machinery: Oil Well    Baker Hughes, Inc.            18,500           764,975
Equipment & Services   Schlumberger Ltd.              7,250           556,800
                                                                 ------------
1.20%                  Total                                        1,321,775
-----------------------------------------------------------------------------
Multi-Sector           General Electric Co.         150,250         6,911,500
Companies              Honeywell
10.20%                 International, Inc.           11,700           552,825
                       Minnesota Mining &
                       Manufacturing Co.              5,250           580,913
                       Tyco International Ltd.       46,000         2,833,600
                       Vivendi Universal S.A. ADR     4,800           359,280
                                                                 ------------
                       Total                                       11,238,118
-----------------------------------------------------------------------------
Office Furniture &
Business Equipment
0.07%                  Lexmark International, Inc.*   1,350            77,625
-----------------------------------------------------------------------------
Oil: Integrated
Domestic 0.43%         Chevron Corp.                  5,750        $  478,860
-----------------------------------------------------------------------------
Oil: Integrated        BP Amoco plc ADR              10,250           527,875
International 2.11%    Exxon Mobil Corp.             19,000         1,598,850
                       Texaco, Inc.                   3,250           199,550
                                                                 ------------
                       Total                                        2,326,275
-----------------------------------------------------------------------------
Production Technology  Agilent Technologies, Inc.*    7,500           409,125
Equipment 0.97%        Applied Materials, Inc.*       9,500           477,969
                       Axcelis Technologies, Inc.*    5,000            55,937
                       Novellus Systems, Inc.*        2,500           120,938
                                                                 ------------
                       Total                                        1,063,969
-----------------------------------------------------------------------------
Publishing:            Gannett Co., Inc.              3,750           237,750
Newspapers 0.32%       Tribune Co.                    2,750           110,853
                                                                 ------------
                       Total                                          348,603
-----------------------------------------------------------------------------
Radio & TV             Clear Channel
Broadcasters 0.22%     Communications, Inc.*          3,750           244,537
-----------------------------------------------------------------------------
Restaurants 0.04%      Starbucks Corp.*               1,000            49,937
-----------------------------------------------------------------------------
Retail 3.12%           Amazon.com, Inc.*              8,000           138,500
                       Best Buy Co., Inc.*            3,500           174,300
                       Federated Department
                       Stores, Inc.*                 10,000           445,600
                       RadioShack Corp.               5,250           288,960
                       Staples, Inc.*                 1,850            30,641
                       The Home Depot, Inc.          23,850         1,149,570
                       Wal-Mart Stores, Inc.         21,250         1,207,000
                                                                 ------------
                       Total                                        3,434,571
-----------------------------------------------------------------------------
Securities Brokerage   Lehman Brothers
& Services 0.98%       Holdings, Inc.                 9,000           740,520
                       The Charles Schwab Corp.      13,000           343,330
                                                                 ------------
                       Total                                        1,083,850
-----------------------------------------------------------------------------
Services: Commercial
0.67%                  eBay, Inc.*                   15,000           740,625
-----------------------------------------------------------------------------
Soaps & Household
Chemicals 0.15%        The Procter & Gamble Co.       2,250           161,640
-----------------------------------------------------------------------------
Telecommunications
Equipment 0.76%        Nokia Oyj ADR                 24,500           841,575
-----------------------------------------------------------------------------
Transportation
Miscellaneous 0.20%    United Parcel Service, Inc.    3,500           216,650
-----------------------------------------------------------------------------
Utilities:
Gas Pipelines         El Paso Energy Corp.           11,685           734,987
1.16%                  Enron Corp.                    6,750           540,000
                                                                 ------------
                       Total                                        1,274,987
-----------------------------------------------------------------------------
Utilities:             ALLTEL Corp.                   6,500           384,670
Telecommunications     AT&T Corp.                    27,500           659,725
2.56%                  AT&T Wireless Group*           2,500            64,925
                       Nextel
                       Communications, Inc.*          7,500           257,344
                       Qwest Communications
                       International, Inc.*           5,500           231,660
                       Verizon
                       Communications, Inc.          13,250           728,087



                       See Notes to Financial Statements.

                       January 31, 2001


                       Investments                   Shares             Value
-----------------------------------------------------------------------------
                       Vodafone Group plc ADR         9,000        $  314,730
                       WorldCom, Inc.*                8,250           177,891
                                                                 ------------
                       Total                                        2,819,032
-----------------------------------------------------------------------------
                       Total Common Stocks
(Cost $123,331,772)                              110,216,281
Short-Term Investment 0.29%                 Principal Amount
-----------------------------------------------------------------------------
                       Associates Corp. N.A.
                       5.78% due 2/1/2001
                       (Cost $322,000)               $322,000         322,000
                       Total Investments 100.34%
                       (Cost $123,653,772)                       $110,538,281
-----------------------------------------------------------------------------

                     * Non-income producing security.
                       ADR-American Depository Receipt.

                       See Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited)
 January 31, 2001

 Assets:

   Investments in securities, at value (cost $123,653,772)                                        $ 110,538,281
   Cash                                                                                                100,260
   Receivables:
     Interest and dividends                                                                             31,908
     Investment securities sold                                                                        518,573
     Capital shares sold                                                                               666,813
---------------------------------------------------------------------------------------------------------------
   Total assets                                                                                    111,855,835
---------------------------------------------------------------------------------------------------------------

 LIABILITIES:
   Payables:
     Investment securities purchased                                                                 1,311,157
     Capital shares reacquired                                                                         147,008
     Management fee                                                                                     70,090
     12b-1 distribution fees                                                                            98,549
     Trustees' fees                                                                                     40,126
   Accrued expenses                                                                                     28,694
---------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                 1,695,624
---------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $110,160,211
---------------------------------------------------------------------------------------------------------------

COMPOSITIONOFNETASSETS:
 Paid-in capital                                                                                   124,643,433
 Distributions in excess of net investment income                                                     (534,858)
 Accumulated net realized loss on investments                                                         (832,873)
 Net unrealized depreciation on investments                                                        (13,115,491)
---------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                       $110,160,211
---------------------------------------------------------------------------------------------------------------

 Net assets by class:

 Class A Shares                                                                                   $ 93,880,510
 Class B Shares                                                                                   $ 11,846,505
 Class C Shares                                                                                   $  4,431,223
 Class P Shares                                                                                   $        987
 Class Y Shares                                                                                   $        986

 Outstanding shares by class:

 Class A Shares                                                                                     10,732,414
 Class B Shares                                                                                      1,365,581
 Class C Shares                                                                                        510,636
 Class P Shares                                                                                        113.136
 Class Y Shares                                                                                        112.889

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

 Class A Shares-Net asset value                                                                          $8.75
 Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)                      $9.28
 Class B Shares-Net asset value                                                                          $8.68
 Class C Shares-Net asset value                                                                          $8.68
 Class P Shares-Net asset value                                                                          $8.72
 Class Y Shares-Net asset value                                                                          $8.73
---------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Statement of Operations (unaudited)
 For the Six Months Ended January 31, 2001

 Investment Income:
 Dividends                                                                                          $  314,802
 Interest                                                                                               23,050
 Foreign withholding tax                                                                                (1,098)
---------------------------------------------------------------------------------------------------------------
 Total investment income                                                                               336,754
---------------------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                                        386,852
 12b-1 distribution plan-Class A                                                                       157,846
 12b-1 distribution plan-Class B                                                                        53,097
 12b-1 distribution plan-Class C                                                                        19,397
 12b-1 distribution plan-Class P                                                                             2
 Shareholder servicing                                                                                 112,691
 Registration                                                                                           53,136
 Reports to shareholders                                                                                32,566
 Professional                                                                                           14,024
 Custody                                                                                                 3,347
 Trustees' fees                                                                                          1,104
 Other                                                                                                   5,341
---------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                        839,403
   Expense reductions                                                                                   (3,352)
---------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                          836,051
---------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                                  (499,297)
---------------------------------------------------------------------------------------------------------------
 Realized and unrealized loss on investments:
 Net realized loss on investments                                                                     (431,156)
 Net change in unrealized appreciation/depreciation on investments                                 (18,644,125)
---------------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                                                   (19,075,281)
---------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting From Operations                                             $(19,574,578)
---------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                Six Months Ended      12/15/1999*
                                                                                  January 31, 2001      to
 Operations:(DECREASE) IN NET ASSETS                                                  (unaudited)      7/31/2000
 Net investment loss                                                               $   (499,297)  $   (166,793)
 Net realized loss on investments                                                      (431,156)      (148,434)
 Net change in unrealized appreciation/depreciation on investments                  (18,644,125)     1,583,606
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                    (19,574,578)     1,268,379
---------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain
 Class A                                                                               (214,834)           -
 Class B                                                                                (27,867)           -
 Class C                                                                                (10,576)           -
 Class P                                                                                     (3)           -
 Class Y                                                                                     (3)           -
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                   (253,283)           -
---------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares                                                   45,777,409     46,833,147
 Net asset value of shares issued in connection with the
 reorganization of Equity Fund (see notes 9 and 10)                                          -      49,668,844
 Reinvestment of distributions                                                          247,427            -
 Cost of shares reacquired                                                           (9,853,355)    (3,953,779)
---------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                36,171,481     92,548,212
---------------------------------------------------------------------------------------------------------------
 Net increase in net assets                                                          16,343,620     93,816,591
---------------------------------------------------------------------------------------------------------------
 NET ASSETS:
 Beginning of period                                                                 93,816,591            -
---------------------------------------------------------------------------------------------------------------
 End of period                                                                     $110,160,211   $ 93,816,591
---------------------------------------------------------------------------------------------------------------
 Distributions in excess of net investment income                                  $   (534,858)  $    (35,561)
---------------------------------------------------------------------------------------------------------------

 *Commencement of investment operations.



                       See Notes to Financial Statements.

Financial Highlights

                                                    Six Months Ended   12/15/1999(a)
                                                          1/31/2001         to
Per Share Operating Performance (Class A Shares)        (unaudited)     7/31/2000

Net asset value, beginning of period                       $10.57          $10.00
                                                         --------------------------
Investment operations

  Net investment loss(b)                                     (.04)           (.05)
  Net realized and unrealized gain (loss) on investments    (1.76)            .62
                                                         --------------------------
    Total from investment operations                        (1.80)            .57
                                                         --------------------------
Distributions to shareholders from net realized gain         (.02)             --
                                                         --------------------------
Net asset value, end of period                              $8.75          $10.57
                                                         --------------------------
Total Return(c)(d)                                         (17.01)%          5.70%

Ratios to Average Net Assets

Expenses, including waiver and expense reductions(d)          .77%            .82%
Expenses, excluding waiver and expense reductions(d)          .77%           1.12%
Net investment loss(d)                                       (.44)%          (.44)%


                                                   Six Months Ended    12/15/1999(a)
                                                       1/31/2001            to
 Per Share Operating Performance (Class B Shares)   (unaudited)         7/31/2000

Net asset value, beginning of period                       $10.51          $10.00
                                                         --------------------------
Investment operations

    Net investment loss(b)                                   (.07)           (.07)
    Net realized and unrealized gain (loss) on investments  (1.74)            .58
                                                         --------------------------
      Total from investment operations                      (1.81)            .51
                                                         --------------------------
Distributions to shareholders from net realized gain         (.02)              --
                                                         --------------------------
Net asset value, end of period                              $8.68          $10.51
                                                         --------------------------

Total Return(c)(d)                                         (17.28)%          5.20%

Ratios to Average Net Assets

    Expenses, including waiver and expense reductions(d)     1.09%           1.01%
    Expenses, excluding waiver and expense reductions(d)     1.09%           1.53%
    Net investment loss(d)                                   (.77)%          (.61)%


                       See Notes to Financial Statements.


                                                         Six Months Ended  12/15/1999(a)
                                                             1/31/2001         to
 Per Share Operating Performance (Class P Shares)           (unaudited)    7/31/2000

Net asset value, beginning of period                            $10.53         $10.00
                                                            ----------------------------
Investment operations
  Net investment loss(b)                                          (.05)          (.05)
  Net realized and unrealized gain (loss) on investments         (1.74)           .58
                                                            ----------------------------
    Total from investment operations                             (1.79)           .53
                                                            ----------------------------

Distributions to shareholders from net realized gain              (.02)         --
                                                            ----------------------------
Net asset value, end of period                                   $8.72         $10.53
                                                            ----------------------------

Total Return(c)(d)                                              (16.98)%         5.30%

Ratios to Average Net Assets

  Expenses, including waiver and expense reductions(d)             .81%           .87%
  Expenses, excluding waiver and expense reductions(d)             .81%          1.19%
  Net investment loss(d)                                          (.38)%         (.43)%



                                                          Six Months Ended    12/15/1999(a)
                                                               1/31/2001            to
 Per Share Operating Performance (Class Y Shares)            (unaudited)       7/31/2000

Net asset value, beginning of period                            $10.54          $10.00
                                                             ---------------------------
Investment operations

  Net investment loss(b)                                          (.02)           (.01)
  Net realized and unrealized gain (loss) on investments         (1.77)            .55
                                                             ---------------------------
    Total from investment operations                             (1.79)            .54
                                                             ---------------------------
Distributions to shareholders from net realized gain              (.02)          --
                                                             ---------------------------
Net asset value, end of period                                   $8.73          $10.54
                                                             ---------------------------

Total Return(c)(d)                                              (16.96)%          5.40%

Ratios to Average Net Assets

  Expenses, including waiver and expense reductions(d)             .59%            .59%
  Expenses, excluding waiver and expense reductions(d)             .59%            .90%
  Net investment loss(d)                                          (.39)%          (.11)%

                                           Six Months Ended     12/15/1999(a)
                                               1/31/2001             to
 Supplemental Data for All Classes:          (unaudited)          7/31/2000
--------------------------------------------------------------------------------
   Net assets, end of period (000)             $110,160           $93,817
   Portfolio turnover rate                        12.83%            14.66%
--------------------------------------------------------------------------------

(a) Commencement of investment operations on December 15, 1999. Shares first became available to the public on December 29, 1999.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company, organized as a Delaware Business Trust on September 29, 1999. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. (b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fee

The Fund has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The manage ment fee is based on average daily net assets at the annual rate of .75%.

12b-1 Plans

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee             Class A(1)          Class B         Class C(2)         Class P
--------------------------------------------------------------------------------
Service                  .25%              .25%           .25%            .20%
Distribution             .10%              .75%           .75%            .25%

(1) In addition, the Fund pays a one time distribution fee of up to 1% on certain qualifying purchases.

(2)  Paid at the time such shares are sold.


Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund after concessions were paid to authorized distributors for the six months ended January 31, 2001:

Distributor Commissions           Dealers' Concessions
------------------------------------------------------
$140,416                                      $782,509

Certain of the Fund's officers and Trustees have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income are declared and distributed to shareholders annually. Net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains. At fiscal period ended July 31, 2000, the Fund had a capital loss carryforward of $148,434 which will expire in 2008.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2001 are as follows:

Purchases                              Sales
---------------------------------------------
$48,887,114                      $13,115,105

As of January 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                        Gross                Gross                       Net
                   Unrealized           Unrealized                 Unrealized
Tax Cost         Appreciation         Depreciation               Depreciation
--------------------------------------------------------------------------------
$123,653,772       $7,503,379         $(20,618,870)              $(13,115,491)

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Fund and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.09% during the period. There were no loans outstanding pursuant to this Facility at January 31, 2001, nor was the Facility utilized at any time during the period.

9. REORGANIZATION

On May 31, 2000, the Fund acquired all the net assets of Lord Abbett Equity Fund (the "Equity Fund") pursuant to a plan of reorganization approved by Equity Fund shareholders on May 26, 2000. The reorganization was accomplished by a tax-free exchange of 4,878,365 Class A shares of the Fund valued at $49,668,844 for the 1,843,157 shares of Equity Fund outstanding on May 31, 2000. Equity Fund's net assets at that date, including $3,945,028 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and the Equity Fund imme diately before the acquisition were $32,632,618 and $49,668,844, respectively. Other expenses include approximately $25,000 accrued pursuant to the reorganization.

10. SUMMARY OF CAPITAL TRANSACTIONS


                                                                    Six Months Ended                    Period Ended
                                                                     January 31, 2001                 July 31, 2000*
--------------------------------------------------------------------------------------------------------------------
Class A Shares                                                  Shares         Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                  3,621,194    $34,901,825       3,379,737    $36,260,423
Shares issued in connection with the reorganization
of Equity Fund (see note 9)                                          -              -       4,878,365     49,668,844
Reinvestment of distributions                                   23,073        210,884               -              -
Shares reacquired                                             (833,369)    (8,182,388)       (336,586)    (3,678,472)
--------------------------------------------------------------------------------------------------------------------
Increase                                                     2,810,898    $26,930,321       7,921,516    $82,250,795
--------------------------------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                    738,215    $ 7,272,655         781,002    $ 8,371,104
Reinvestment of distributions                                    2,901         26,308               -              -
Shares reacquired                                             (141,078)    (1,312,493)        (15,459)      (173,738)
--------------------------------------------------------------------------------------------------------------------
Increase                                                       600,038    $ 5,986,470         765,543    $ 8,197,366
--------------------------------------------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                    349,664    $ 3,602,929         206,156    $ 2,199,345
Reinvestment of distributions                                    1,127         10,230               -              -
Shares reacquired                                              (36,607)      (358,474)         (9,704)      (101,569)
--------------------------------------------------------------------------------------------------------------------
Increase                                                       314,184    $ 3,254,685         196,452    $ 2,097,776
--------------------------------------------------------------------------------------------------------------------

Class P Shares
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                     -          $      -           112.866    $ 1,138.87
Reinvestment of distributions                                   0.270          2.50               -              -
--------------------------------------------------------------------------------------------------------------------
Increase                                                        0.270      $   2.50           112.866    $ 1,138.87
--------------------------------------------------------------------------------------------------------------------

Class Y Shares
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                     -          $      -           112.620    $ 1,136.21
Reinvestment of distributions                                   0.269          2.50               -              -
--------------------------------------------------------------------------------------------------------------------
Increase                                                        0.269       $  2.50           112.620    $ 1,136.21
--------------------------------------------------------------------------------------------------------------------

*For the period December 15, 1999 to July 31, 2000.

p

  Our Management

  Board of Directors
  Robert S. Dow
  William H.T. Bush*+
  Robert B. Calhoun, Jr.*+
  E. Thayer Bigelow*
  Stewart S. Dixon*+
  C. Alan MacDonald*
  Franklin W. Hobbs*
  Thomas J. Neff*
* Outside Director
+ Audit Committee

  Investment Manager and
  Underwriter
  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  90 Hudson Street
  Jersey City, NJ 07302-3973
  800-201-6984

  Custodian
  The Bank of New York
  New York, NY

  Transfer Agent
  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent
  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors
  Deloitte & Touche LLP
  New York, NY

  Counsel
  Wilmer, Cutler & Pickering
  Washington, DC

About Your Fund's
         Board of
         Directors


The Securities and Exchange Com mission (SEC) views the role of the independent Board of Directors as one of the most important com po nents in overseeing a mutual fund. The Board of Directors watches over your Fund's general oper ations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Large-Cap Growth Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, Robert B. Calhoun, Jr.


[PHOTO]
Robert B. Calhoun, Jr.
Director-Lord Abbett
Large-Cap Growth Fund


Mr. Calhoun is a graduate of Princeton University with over 35 years of Wall Street experience. He is a Managing Partner and co-founder of Monitor Clipper Partners and The Clipper Group, both private equity investment firms. Previously, Mr. Calhoun spent over 25 years in Credit Suisse First Boston's Investment Banking Department.

Mr. Calhoun became a Trustee of Lord Abbett's funds in 1998. He also currently serves on the boards of David's Bridal, Interstate Bakeries, Hvide Marine, TravelCenters of America and Long John Silver's, Inc.


Copyright (C) 2001 by Lord Abbett Large-Cap Growth Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Large-Cap Growth Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                                Investing in the
                           Lord Abbett
                                   Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
All Value Series           Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
                                                                                 o Connecticut     Securities Money
Alpha Series               Balanced Series              High Yield Fund          o Florida         Market Fund(2)(3)
                                                                                 o Georgia
Developing                 Growth & Income Series       Global Fund--            o Hawaii
Growth Fund(1)                                          Income Series            o Michigan
                           Research Fund--                                       o Minnesota
Global Fund -              Large-Cap Series             U.S. Government          o Missouri
Equity Series                                           Securities Series(2)     o National
                                                                                 o New Jersey
Growth                                                  Limited Duration U.S.    o New York
Opportunities Fund                                      Government Securities    o Pennsylvania
                                                        Series(1)                o Texas
International Series                                                             o Washington
                                                        World Bond-
Large-Cap Growth Fund                                   Debenture Series

Mid-Cap Value Fund

Research Fund -
Small-Cap Value
Series



FINDING THE RIGHT MUTUAL FUND CAN BE CONFUSING. AT LORD, ABBETT & CO., WE BELIEVE THAT YOUR INVESTMENT PROFESSIONAL PROVIDES VALUE IN HELPING YOU IDENTIFY AND UNDERSTAND YOUR INVESTMENT OBJECTIVES AND, ULTIMATELY, OFFERING FUND RECOMMENDATIONS SUITABLE FOR YOUR INDIVIDUAL NEEDS.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.LordAbbett.com

(1)  Lord Abbett Developing Growth Fund is closed to new investors.
(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.
(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

[LOGO]          Lord, Abbett & Co.
                Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                     LALCG 3-101
                                                                          (3/01)